Financial Assets at Fair Value through Profit or Loss - Mandatorily at fair value through profit or loss by type (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of fair value measurement of assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	€ 64,783	[1]
Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	210
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	1,103
Loans and receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	€ 63,469

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.